SHORT TERM BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank loans	$ 27,283,147	$ 50,679,026
Loans payable, weighted average interest rate	7.00%	6.75%
Interest expense, short term bank loans	2,663,924	3,335,158	2,998,929
Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,755,413
Annual rate		6.45%
Repayment date		Dec. 13, 2013
Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,585,138
Annual rate		6.80%
Repayment date		Nov. 07, 2013
Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,170,275
Annual rate		7.20%
Repayment date		Oct. 24, 2013
Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,170,275
Annual rate		7.20%
Repayment date		Oct. 17, 2013
Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,585,138
Annual rate		6.80%
Repayment date		Sep. 25, 2013
Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans		792,569
Annual rate		7.54%
Repayment date		Sep. 20, 2013
Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,585,138
Annual rate		6.60%
Repayment date		Aug. 19, 2013
Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,743,652
Annual rate		6.31%
Repayment date		Jul. 23, 2013
Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,268,096
Annual rate		5.88%
Repayment date		Jun. 15, 2013
Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,755,413
Annual rate		7.54%
Repayment date		Jun. 04, 2013
Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,505,881
Annual rate		6.56%
Repayment date		May 29, 2013
Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans		5,662,112
Annual rate		7.82%
Repayment date		May 08, 2013
Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,585,138
Annual rate		7.82%
Repayment date		May 07, 2013
Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,426,624
Annual rate		6.31%
Repayment date		Apr. 28, 2013
Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,585,138
Annual rate		7.82%
Repayment date		Apr. 01, 2013
Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,377,707
Annual rate		5.44%
Repayment date		Mar. 31, 2013
Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,108,612
Annual rate		5.88%
Repayment date		Mar. 09, 2013
Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,505,881
Annual rate		6.56%
Repayment date		Mar. 01, 2013
Short Term Bank Loan Nineteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,585,138
Annual rate		5.44%
Repayment date		Feb. 18, 2013
Short Term Bank Loan Twenty [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,170,275
Annual rate		6.60%
Repayment date		Feb. 05, 2013
Short Term Bank Loan Twenty One [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,585,138
Annual rate		7.20%
Repayment date		Jan. 13, 2013
Short Term Bank Loan Twenty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,170,275
Annual rate		6.60%
Repayment date		Jan. 09, 2013
Short Term Bank Loan Twenty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,035,969
Annual rate	7.80%
Repayment date	Dec. 15, 2014
Short Term Bank Loan Twenty Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,614,387
Annual rate	6.60%
Repayment date	Dec. 02, 2014
Short Term Bank Loan Twenty Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,614,387
Annual rate	6.90%
Repayment date	Oct. 20, 2014
Short Term Bank Loan Twenty Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	6,457,550
Annual rate	7.20%
Repayment date	Oct. 15, 2014
Short Term Bank Loan Twenty Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,035,969
Annual rate	6.00%
Repayment date	Aug. 22, 2014
Short Term Bank Loan Twenty Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,937,265
Annual rate	6.60%
Repayment date	Jun. 16, 2014
Short Term Bank Loan Twenty Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,614,387
Annual rate	7.50%
Repayment date	May 07, 2014
Short Term Bank Loan Thirty [Member]
Short-term Debt [Line Items]
Short-term bank loans	2,421,581
Annual rate	6.60%
Repayment date	Feb. 07, 2014
Short Term Bank Loan Thirty One [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,228,775
Annual rate	7.28%
Repayment date	Jan. 17, 2014
Short Term Bank Loan Thirty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 322,877
Annual rate	7.54%
Repayment date	Jan. 09, 2014